Loans - Age Analysis of Past Due Loans (Including Non-Accrual Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Past Due [Line Items]
Total past due loans	$ 97,978	$ 106,854
Total current	5,096,930	5,059,356
Total amortized cost	5,194,908	5,166,210
30 - 59 days
Financing Receivable, Past Due [Line Items]
Total past due loans	7,714	34,329
60 - 89 days
Financing Receivable, Past Due [Line Items]
Total past due loans	5,887	9,905
More than 90 days
Financing Receivable, Past Due [Line Items]
Total past due loans	84,377	62,620
Commercial loans
Financing Receivable, Past Due [Line Items]
Total past due loans	18,425	7,765
Total current	781,219	927,250
Total amortized cost	799,644	935,015
Commercial loans | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total past due loans	109	276
Commercial loans | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total past due loans	50	0
Commercial loans | More than 90 days
Financing Receivable, Past Due [Line Items]
Total past due loans	18,266	7,489
Commercial loans | Overdrafts
Financing Receivable, Past Due [Line Items]
Total past due loans	90	2
Total current	72,372	28,545
Total amortized cost	72,462	28,547
Commercial loans | Overdrafts | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Commercial loans | Overdrafts | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Commercial loans | Overdrafts | More than 90 days
Financing Receivable, Past Due [Line Items]
Total past due loans	90	2
Commercial loans | Government
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Total current	279,417	370,753
Total amortized cost	279,417	370,753
Commercial loans | Government | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Commercial loans | Government | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Commercial loans | Government | More than 90 days
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Commercial loans | Commercial and industrial
Financing Receivable, Past Due [Line Items]
Total past due loans	18,335	7,763
Total current	429,430	527,952
Total amortized cost	447,765	535,715
Commercial loans | Commercial and industrial | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total past due loans	109	276
Commercial loans | Commercial and industrial | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total past due loans	50	0
Commercial loans | Commercial and industrial | More than 90 days
Financing Receivable, Past Due [Line Items]
Total past due loans	18,176	7,487
Commercial real estate loans
Financing Receivable, Past Due [Line Items]
Total past due loans	7,010	6,823
Total current	753,152	747,410
Total amortized cost	760,162	754,233
Commercial real estate loans | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total past due loans	710	445
Commercial real estate loans | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total past due loans	1,552	0
Commercial real estate loans | More than 90 days
Financing Receivable, Past Due [Line Items]
Total past due loans	4,748	6,378
Commercial real estate loans | Commercial mortgage
Financing Receivable, Past Due [Line Items]
Total past due loans	7,010	3,695
Total current	708,332	655,598
Total amortized cost	715,342	659,293
Commercial real estate loans | Commercial mortgage | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total past due loans	710	445
Commercial real estate loans | Commercial mortgage | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total past due loans	1,552	0
Commercial real estate loans | Commercial mortgage | More than 90 days
Financing Receivable, Past Due [Line Items]
Total past due loans	4,748	3,250
Commercial real estate loans | Construction
Financing Receivable, Past Due [Line Items]
Total past due loans	0	3,128
Total current	44,820	91,812
Total amortized cost	44,820	94,940
Commercial real estate loans | Construction | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Commercial real estate loans | Construction | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Commercial real estate loans | Construction | More than 90 days
Financing Receivable, Past Due [Line Items]
Total past due loans	0	3,128
Consumer loans
Financing Receivable, Past Due [Line Items]
Total past due loans	2,259	3,716
Total current	228,493	253,425
Total amortized cost	230,752	257,141
Consumer loans | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total past due loans	591	1,677
Consumer loans | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total past due loans	262	418
Consumer loans | More than 90 days
Financing Receivable, Past Due [Line Items]
Total past due loans	1,406	1,621
Consumer loans | Overdrafts
Financing Receivable, Past Due [Line Items]
Total past due loans	2	34
Total current	25,061	7,824
Total amortized cost	25,063	7,858
Consumer loans | Overdrafts | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Consumer loans | Overdrafts | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Consumer loans | Overdrafts | More than 90 days
Financing Receivable, Past Due [Line Items]
Total past due loans	2	34
Consumer loans | Automobile financing
Financing Receivable, Past Due [Line Items]
Total past due loans	217	246
Total current	22,453	21,216
Total amortized cost	22,670	21,462
Consumer loans | Automobile financing | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total past due loans	55	53
Consumer loans | Automobile financing | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total past due loans	35	58
Consumer loans | Automobile financing | More than 90 days
Financing Receivable, Past Due [Line Items]
Total past due loans	127	135
Consumer loans | Credit card
Financing Receivable, Past Due [Line Items]
Total past due loans	938	1,275
Total current	67,321	86,399
Total amortized cost	68,259	87,674
Consumer loans | Credit card | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total past due loans	480	630
Consumer loans | Credit card | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total past due loans	224	221
Consumer loans | Credit card | More than 90 days
Financing Receivable, Past Due [Line Items]
Total past due loans	234	424
Consumer loans | Other consumer
Financing Receivable, Past Due [Line Items]
Total past due loans	1,102	2,161
Total current	113,658	137,986
Total amortized cost	114,760	140,147
Consumer loans | Other consumer | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total past due loans	56	994
Consumer loans | Other consumer | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total past due loans	3	139
Consumer loans | Other consumer | More than 90 days
Financing Receivable, Past Due [Line Items]
Total past due loans	1,043	1,028
Residential mortgage loans
Financing Receivable, Past Due [Line Items]
Total past due loans	70,284	88,550
Total current	3,334,066	3,131,271
Total amortized cost	3,404,350	3,219,821
Residential mortgage loans | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total past due loans	6,304	31,931
Residential mortgage loans | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total past due loans	4,023	9,487
Residential mortgage loans | More than 90 days
Financing Receivable, Past Due [Line Items]
Total past due loans	$ 59,957	$ 47,132